DIVIDENDS AND CAPITAL DISTRIBUTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Dividends and capital distributions paid	$ 0	$ 0